OTHER TAX RECEIVABLE - Summary of Other Tax Receivables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax		R$ 2,399,126	R$ 2,801,167
Current		1,324,203	921,472
Non-Current		1,074,923	1,879,695
COFINS [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	[1]	975,878	1,333,868
ICMS [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax		845,450	873,203
ICMS CIAP [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax		118,809	106,250
PIS [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	[1]	350,867	299,610
Tax Credits [Member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax		31,774	42,932
Others [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax		R$ 76,348	R$ 145,304

[1]	On May 13, 2021, the Federal Supreme Court ("STF") concluded the judgment of Extraordinary Appeal No. 574,706 and, under the system of general repercussion, established the thesis that the Tax on the Circulation of Goods and Services (Imposto sobre Circulação de Mercadorias e Serviços) ("ICMS") does not comprise the calculation basis of PIS and COFINS, since this amount does not constitute revenue or turnover for the Company, i.e, the taxpayers have the option to exclude the ICMS-related portion of the PIS and COFINS calculation bases from the invoice.Since the Federal Income Office (Secretaria da Receita Federal) ("SRF") granted the request on March 30, 2022 regarding the credit claim of PIS and COFINS since July 2008, the subsidiary Comgás began using the credits for the monthly PIS and COFINS payments (R$470,943 of PIS and COFINS compensated in the year), as well as for the quarterly Income tax and social contribution payments.